PROSPECTUS

ACADEMY  CORE  EQUITY  FUND

ACADEMY  SELECT  OPPORTUNITIES  FUND

December 31, 2007
(amended February 12, 2008)

                                                              Academy
                                                              Funds Trust

The U.S.  Securities and Exchange  Commission has not approved or disapproved of
these  securities  or  passed  upon  the  adequacy  of  this   Prospectus.   Any
representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

Introduction                                                                  1
Academy Core Equity Fund                                                      1
    What is the Fund's Investment Objective?                                  1
    What are the Fund's Principal Investment Strategies?                      1
    What are the Principal Risks of Investing in the Fund?                    2
    Performance Information                                                   2
    Fees and Expenses                                                         3
Academy Select Opportunities Fund                                             3
    What is the Fund's Investment Objective?                                  3
    What are the Fund's Principal Investment Strategies?                      3
    What are the Principal Risks of Investing in the Fund?                    4
    Performance Information                                                   5
    Fees and Expenses                                                         5
More Information About the Funds' Strategies
  and Investments                                                             6
Management of the Funds                                                       6

    Portfolio Managers                                                        7
Shareholder Information                                                       7
    Pricing of Fund Shares                                                    7
    How to Buy Fund Shares                                                    7
    How to Sell Fund Shares                                                  10
    How to Exchange Fund Shares                                              12
    Valuation of Portfolio Securities and Use of
      Fair Value Pricing                                                     12
    Other Policies                                                           12
    Distributions and Taxes                                                  15
Financial Highlights                                                         16
Contact Information                                                      Inside
                                                                     Back Cover
Additional Information                                               Back Cover

                                  INTRODUCTION

Academy Funds Trust (the  "Trust") is an investment  company made up of separate mutual funds.  This  Prospectus  applies to the Academy Core Equity Fund and the
Academy  Select  Opportunities  Fund  (each  a  "Fund,"  and  collectively,  the
"Funds"). The Funds are managed by Academy Asset Management LLC (the "Adviser").
The Funds have individual investment objectives and strategies.  This Prospectus provides  important  information  about the Funds  that you should  know  before investing.  Please  read  this  Prospectus  carefully  and  keep  it for  future reference.

                            ACADEMY CORE EQUITY FUND

What is the Fund's Investment Objective?

The Fund seeks long-term capital appreciation.

What are the Fund's Principal Investment Strategies?

The Fund seeks to achieve its objective by investing in a concentrated portfolio of equity  securities  (primarily  common stocks) that the Adviser  believes are undervalued by the market. Under normal circumstances, the Fund invests at least
80% of its  net  assets  (plus  the  amount  of any  borrowings  for  investment purposes) in equity securities.  The Fund invests primarily in larger companies, those with a market  capitalization  (share  price  multiplied  by the number of outstanding  shares)  above $5 billion at time of purchase,  and will  generally hold  between  30 and 50 stock  positions  in the  portfolio.  The Fund  invests primarily in U.S.  common stocks but may, to a lesser extent,  invest in foreign stocks in developed countries.

The Adviser's  investment decisions for the Fund are predicated on the Adviser's long-term outlook for particular companies. The Adviser evaluates each company's
business  model  (considering  both  current  and  potential   prospects),   the
uniqueness of its assets, its position in the marketplace,  and its management's vision for the future of the company.  The Adviser uses fundamental  analysis to assess the quality, growth potential,  financial strength and overall value of a company.  Traditional metrics (such as Return on Equity, Price to Earnings,  and
Price to Cash Flow multiples) are critically  applied to determine  whether,  in the Adviser's  judgment,  the company's  stock price  reflects a discount to the company's  intrinsic  economic  value,  as well as whether  the  investment  has
favorable  risk-return  characteristics.   The  Adviser  focuses  on  strategic,
concentrated  positioning of the Fund's investments,  while generally seeking to maintain sector-neutral weightings compared to the S&P 500(R) Index.

Although market conditions and other factors may cause  deviations,  the Adviser typically aims to maintain a portfolio with the following attributes:

     o    Long positions only, holding investments in 30-50 larger companies

     o    Fully  invested,  except as necessary to manage  day-to-day Fund share purchase/redemption activity

     o    Primarily  comprised of stocks that the Adviser considers its "Best in
          Sector" selections from the constituents of the S&P 500(R) Index

     o    Targeted sector-neutrality with the S&P 500(R) Index

     o    Low turnover

The investments  and strategies  described in this Prospectus are those that the
Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100%
of its  assets  in  money  market  instruments  that  would  not  ordinarily  be consistent with the Fund's objective. If the Fund invests in this manner, it may not  achieve  its  investment  objective.  The Fund  will  only  make  temporary defensive  investments  if the Adviser  believes that the risk of loss outweighs the opportunity for capital gains.

The Fund's investment  objective is non-fundamental,  which means that it may be changed by the Board of Trustees without  shareholder  approval.  However,  Fund shareholders would be provided with advance notice of such change.

What are the Principal Risks of Investing in the Fund?

Investing in the Fund involves risk and there is no guarantee that the Fund will achieve its investment objective. The Adviser's judgments about the markets, the economy,  or companies  may not  anticipate  actual market  movements,  economic conditions or company performance,  and these judgments may affect the return on your  investment.  In fact, no matter how good a job the Adviser does, you could lose  money  on your  investment  in the  Fund,  just as you  could  with  other investments.

Stock Market Risk: Common stock represents an equity or ownership  interest in a company.  Investments in equity  securities are subject to market risks that may cause their prices to fluctuate over time.  The value of your  investment in the
Fund is based on the  market  prices of the  securities  the Fund  holds.  These prices  change  daily due to economic  and other  events that affect  particular companies and other issuers or the market as a whole.  Historically,  the equity markets have moved in cycles so that the value of a Fund's equity securities may fluctuate from  day-to-day.  Individual  companies may report poor results or be negatively  affected by industry and/or economic trends and developments and the prices of their  securities  may suffer a decline  in  response.  These  factors contribute to price  volatility  which is the principal risk of investing in the
Fund. An investment in the Fund is more suitable for long-term investors who can bear the risk of these share price fluctuations.

Value  Investing  Risk:  The Fund  uses a  value-oriented  investment  approach.
However,  a  particular  stock may not increase in price as  anticipated  by the
Adviser (and may actually decline in price) if other investors fail to recognize the stock's value or if a catalyst  that the Adviser  believes will increase the price of the stock  does not occur or does not  affect the price of the stock in the manner or to the degree  anticipated.  Also, the Adviser's  calculation of a company's intrinsic value involves, in part, estimates of future cash flow which may prove to be incorrect and, therefore, result in sales of the stock at prices lower than the Fund's original purchase price.

Non-Diversification Risk: The Fund is classified as non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the
Fund  may be  more  susceptible  than a  diversified  fund to a  single  adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Foreign  Securities Risk:  Investments in securities of foreign companies can be more volatile than  investments in U.S.  companies.  Diplomatic,  political,  or economic developments,  including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets.  In addition,  the value of securities  denominated  in  foreign  currencies,  and of  dividends  from  such securities,  can change  significantly  when foreign  currencies  strengthen  or weaken relative to the U.S. Dollar.  Foreign companies or governments  generally are not  subject  to  uniform  accounting,  auditing,  and  financial  reporting
standards   comparable  to  those  applicable  to  domestic  U.S.  companies  or governments.  Transaction  costs are generally higher than those in the U.S. and expenses  for  custodial  arrangements  of foreign  securities  may be  somewhat greater  than  typical  expenses  for  custodial  arrangements  of similar  U.S.
securities.

Performance Information

Because the Fund had not commenced operations as of the date of this Prospectus, there is no Fund performance information to report.

Fees and Expenses

Shareholder Fees (paid directly from your investment)
   Maximum sales charge (load) imposed on purchases                        None
   Maximum deferred sales charge (load)                                    None
   Maximum sales charge (load) imposed on reinvested dividends             None
   Redemption fees(1)                                                     1.00%
   Exchange fees                                                           None
Annual Fund Operating Expenses (deducted from the Fund's assets)
   Management fees                                                        0.85%
   Distribution and shareholder servicing (12b-1) fees                    0.25%
   Other expenses(2)                                                      1.46%
                                                                       --------
   Total annual fund operating expenses                                   2.56%
   Fees waived/expenses paid by Adviser(3)                               (0.56)%
                                                                       --------
   Net annual fund operating expenses                                     2.00%

(1)  The 1.0% redemption fee applies to shares sold or exchanged  within 60 days of purchase.

(2)  Because  the  Fund  had not  commenced  operations  as of the  date of this
     Prospectus,  the Fund's  "Other  Expenses"  are based on estimates  for the current fiscal year.

(3)  The Adviser has contractually  agreed,  through December 31, 2008, to waive its  advisory  fees  and/or  assume  as its own  expense  certain  expenses otherwise  payable by the Fund to the extent  necessary  to ensure that net annual fund  operating  expenses do not exceed  2.00% of average  daily net assets.  Pursuant to its expense  limitation  agreement  with the Fund, the
     Adviser is entitled to recoup any fees that it waived  and/or Fund expenses that it paid for a period of three  years  following  such fee  waivers and expense  payments,  to the extent that such  recoupment by the Adviser will not cause the Fund to exceed any applicable  expense limitation that was in place for the Fund when the fees were waived or expenses were paid.

Expense Example

The expense  example below is intended to help you compare the cost of investing in the  Fund to the  cost of  investing  in  other  mutual  funds  with  similar investment  objectives.  The example  assumes  that you invest  $10,000  with an annual 5% return over the time shown and that all  dividends  and  capital  gain distributions  are reinvested.  The example reflects the net operating  expenses with the effect of the expense limitation  agreement for the one-year period and the total  operating  expenses  without  the  effect of the  expense  limitation agreement for years two and three. Because the Fund had not commenced operations prior to the date of this  Prospectus,  the example is based on the  anticipated expenses of the Fund for the current fiscal year, and does not extend over five-
and  ten-year  periods.  Although  your actual  expenses may be higher or lower, based on these assumptions your cumulative estimated expenses would be:

                  1 year                                  $203
                  3 years                                 $743

                        ACADEMY SELECT OPPORTUNITIES FUND

What is the Fund's Investment Objective?

The Fund seeks long-term capital appreciation.

What are the Fund's Principal Investment Strategies?

The Fund seeks to achieve its objective by investing in a concentrated portfolio of equity  securities  that the  Adviser  believes  offer  high  absolute-return potential.  Absolute-return  potential refers to the ability of an investment to produce positive  returns  regardless of the performance of its asset class. The
Fund's investment  strategy should be considered  aggressive in that the Adviser expects to purchase  securities  that have the potential for gains over the long term,  but may be volatile  and may decline in price over shorter  periods.  The
Fund invests  primarily in U.S.  equity  securities but may, to a lesser extent, invests  in equity  securities  of  foreign  companies.  The Fund may  invest in companies of any size.

The Fund is  designed  to permit the  Adviser to have  considerable  latitude in positioning the Fund's portfolio in the traditional securities market as well as the derivatives market (e.g., options trading strategies).  The Adviser seeks to identify investment  opportunities on a  company-by-company  basis,  focusing on each investment opportunity individually, as opposed to focusing primarily on  macro-economic or market trends.  The Adviser applies  fundamental analytical  techniques to identify what it considers market  mis-evaluations  of companies and/or securities that present investment  opportunities.  The Adviser believes that the intrinsic,  absolute-return  potential of these investments is greater than any possible  adverse  macro-economic  sentiment.  The Adviser also believes that each investment  opportunity must offer a compelling rationale and favorable  risk/reward  trade-offs to warrant  consideration.  In the absence of such opportunities, the Fund will hold cash or its equivalent. Consequently, the number and level of investments may vary significantly.  The Fund will generally hold between 20 and 30 positions in the portfolio.

Although market conditions and other factors may cause  deviations,  the Adviser typically aims to maintain a portfolio with the following attributes:

     o    Non-diversified portfolio driven by individual security/trade analysis

     o    Primarily  long   positions,   but  may  sell   securities   short  or
          purchase/sell options

     o    Highly variable regarding number and level of investments

     o    Potential  investments  could  include,  but should not be  considered limited  to, the  following:  domestic  and  foreign  equity and fixed
          income   securities,   exchange  traded  funds,   mutual  funds,   and
          derivatives (based on underlying  securities,  commodities,  funds and indices)

     o    Potential for higher portfolio turnover rate

The Fund may invest in  fixed-income  securities  if the Adviser feels that such securities offer an advantageous way to invest in a company,  as either a direct investment or as a hedge to a direct  investment.  Fixed-income  securities will generally  be used to seek  capital  appreciation  rather  than to  solely  gain exposure to macro interest rates or credit spreads.  To the extent that the Fund invests in fixed-income securities,  it may invest in fixed-income securities of any maturity or credit quality.

What are the Principal Risks of Investing in the Fund?

The Fund is aggressively  managed and investing in the Fund involves risk. There is no  guarantee  that the Fund  will  achieve  its  investment  objective.  The
Adviser's  judgments  about the  companies or investment  opportunities  may not anticipate  actual  stock  price  movements  or company  performance,  and these judgments may affect the return on your investment.  In fact, no matter how good a job the Adviser  does,  you could lose money on your  investment  in the Fund, just as you could with other investments.

Stock Market Risk: Common stock represents an equity or ownership  interest in a company.  Investments in equity  securities are subject to market risks that may cause their prices to fluctuate over time.  The value of your  investment in the
Fund is based on the  market  prices of the  securities  the Fund  holds.  These prices  change  daily due to economic  and other  events that affect  particular companies and other issuers or the market as a whole.  Historically,  the equity markets have moved in cycles so that the value of a Fund's equity securities may fluctuate from  day-to-day.  Individual  companies may report poor results or be negatively  affected by industry and/or economic trends and developments and the prices of their  securities  may suffer a decline  in  response.  These  factors contribute to price  volatility  which is the principal risk of investing in the
Fund. An investment in the Fund is more suitable for long-term investors who can bear the risk of these share price fluctuations.

Value  Investing  Risk:  The Fund  uses a  value-oriented  investment  approach.
However,  a  particular  stock may not increase in price as  anticipated  by the
Adviser (and may actually decline in price) if other investors fail to recognize the stock's value or if a catalyst  that the Adviser  believes will increase the price of the stock  does not occur or does not  affect the price of the stock in the manner or to the degree  anticipated.  Also, the Adviser's  calculation of a company's intrinsic value involves, in part, estimates of future cash flow which may prove to be incorrect and, therefore, result in sales of the stock at prices lower than the Fund's original purchase price.

Non-Diversification Risk: The Fund is classified as non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the
Fund  may be  more  susceptible  than a  diversified  fund to a  single  adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Smaller  Company  Risk:  The Fund  may  invest  in  small or mid cap  companies.
Generally, small and mid cap companies, which are often less seasoned, have more potential for rapid growth.  However, they often involve greater risk than large cap companies and these risks are passed on to funds that invest in them.  These companies may not have the management experience,  financial resources,  product diversification and competitive  strengths of larger companies.  Therefore,  the securities of mid cap and small cap  companies are generally  more volatile than the securities of larger,  more established  companies.  Investments in the Fund may be more  suitable  for  long-term  investors  who can bear the risk of these fluctuations.

Foreign  Securities Risk:  Investments in securities of foreign companies can be more volatile than  investments in U.S.  companies.  Diplomatic,  political,  or economic developments,  including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets.  In addition,  the value of securities  denominated  in  foreign  currencies,  and of  dividends  from  such securities,  can change  significantly  when foreign  currencies  strengthen  or weaken relative to the U.S. Dollar.  Foreign companies or governments  generally are not  subject  to  uniform  accounting,  auditing,  and  financial  reporting
standards   comparable  to  those  applicable  to  domestic  U.S.  companies  or governments.  Transaction  costs are generally higher than those in the U.S. and expenses  for  custodial  arrangements  of foreign  securities  may be  somewhat greater  than  typical  expenses  for  custodial  arrangements  of similar  U.S.
securities.

Short  Sale  Risk:   Short-selling   is  a  technique  that  may  be  considered
speculative.  Unlike long positions which have a finite amount of money at risk, unhedged short positions represent  theoretically unlimited exposure to the Fund because  the price of the stock could  increase  without  limit,  making it more expensive  for the Fund to close the short  position by  purchasing  replacement stock.  Whenever  the  Fund  sells a stock  short,  it is  required  to  deposit collateral in segregated  accounts to cover its obligation,  and to maintain the collateral  in an  amount  at least  equal  to the  market  value  of the  short position.  As a hedging  technique,  the Fund may  purchase  call options to buy securities  sold short by the Fund. Such options would lock in a future purchase price and protect the Fund in case of an unanticipated  increase in the price of a security sold short by the Fund.

Derivatives  Risk:  The Fund may use  derivative  instruments,  such as options, futures and options on futures.  A small investment in derivatives  could have a potentially  large impact on the performance of the Fund. The use of derivatives involves risks  different from, or possibly  greater than, the risks  associated with investing  directly in the  underlying  assets.  Derivatives  can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the  value  of a  derivative  held by the  Fund  will  not  correlate  with  the underlying  instruments or the Fund's other investments.  Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the  counterparty  to the derivative  instruments  to make required  payments or otherwise comply with the derivative instruments' terms.

Portfolio Turnover Risk: The Fund may experience portfolio turnover in excess of
100%.  Portfolio  turnover may involve the payment by the Fund of brokerage  and other transaction costs, on the sale of securities, as well as on the investment of the proceeds in other  securities.  The greater the portfolio  turnover,  the greater the transaction costs to the Fund, which could have an adverse effect on the Fund's total rate of return. In addition, funds with high portfolio turnover rates may be more likely than low turnover funds to generate  capital gains that must be distributed to shareholders as taxable income.

Fixed Income Risk:  Yields and principal values of debt securities  (bonds) will fluctuate.  Generally,  values of debt securities change inversely with interest rates. As interest rates go up, the value of debt  securities  tends to go down.
As a result, to the extent the Fund holds fixed income investments, the value of the Fund may go down.  Furthermore,  these  fluctuations  tend to  increase as a bond's time to maturity increases,  so a longer-term bond will decrease more for a given  increase  in  interest  rates than a  shorter-term  bond.  An issuer of fixed-income  securities  may be  unable  to make  interest  payments  and repay principal.  Changes in an issuer's  financial strength or in a security's credit rating may affect a security's value and, thus, impact Fund  performance.  It is possible  that an issuer of a debt  security  owned by the Fund could default on
interest  and/or  principal   payments  that  are  payable  to  the  Fund.  Debt
obligations  rated below  investment  grade  (commonly  known as Ohigh yieldO or
Ojunk bondsO) by a nationally recognized statistical ratings organization,  such as  Standard & Poor's or Moody's  Investor  Services,  may have more  difficulty repaying principal and interest.

Performance Information

Because the Fund had not commenced operations as of the date of this Prospectus, there is no Fund performance information to report.

Fees and Expenses

Shareholder Fees (paid directly from your investment)
   Maximum sales charge (load) imposed on purchases                        None
   Maximum contingent deferred sales charge (load)                         None
   Maximum sales charge (load) imposed on reinvested dividends             None
   Redemption fees(1)                                                     2.00%
   Exchange fees                                                           None

Annual Fund Operating Expenses (deducted from the Fund's assets)
   Management fees                                                        1.00%
   Distribution and shareholder servicing (12b-1) fees                    0.25%
   Other expenses(2)                                                      1.46%
                                                                       --------
   Total annual fund operating expenses                                   2.71%
   Fees waived/expenses paid by Adviser(3)                               (0.71)%
                                                                       --------
   Net annual fund operating expenses                                     2.00%

(1)  The 2.0% redemption fee applies to shares sold or exchanged  within 90 days of purchase.

(2)  Because  the  Fund  had not  commenced  operations  as of the  date of this
     Prospectus,  the Fund's  "Other  Expenses"  are based on estimates  for the current fiscal year.

(3)  The Adviser has contractually  agreed,  through December 31, 2008, to waive its  advisory  fees  and/or  assume  as its own  expense  certain  expenses otherwise  payable by the Fund to the extent  necessary  to ensure that net annual fund  operating  expenses do not exceed  2.00% of average  daily net assets.  Pursuant to its expense  limitation  agreement  with the Fund, the
     Adviser is entitled to recoup any fees that it waived  and/or Fund expenses that it paid for a period of three  years  following  such fee  waivers and expense  payments,  to the extent that such  recoupment by the Adviser will not cause the Fund to exceed any applicable  expense limitation that was in place for the Fund when the fees were waived or expenses were paid.

Expense Example

The expense  example below is intended to help you compare the cost of investing in the  Fund to the  cost of  investing  in  other  mutual  funds  with  similar investment  objectives.  The example  assumes  that you invest  $10,000  with an annual 5% return over the time shown and that all  dividends  and  capital  gain distributions  are reinvested.  The example reflects the net operating  expenses with the effect of the expense limitation  agreement for the one-year period and the total  operating  expenses  without  the  effect of the  expense  limitation agreement for years two and three. Because the Fund had not commenced operations prior to the date of this  Prospectus,  the example is based on the  anticipated expenses of the Fund for the current fiscal year, and does not extend over five-
and  ten-year  periods.  Although  your actual  expenses may be higher or lower, based on these assumptions your cumulative estimated expenses would be:

                  1 year                                  $203
                  3 years                                 $774

                        MORE INFORMATION ABOUT THE FUNDS'
                           STRATEGIES AND INVESTMENTS

This Prospectus describes the Funds' principal  investments and strategies,  and the Funds will  normally  invest in the types of  securities  described  in this
Prospectus.  However, in addition to the investments and strategies described in this  Prospectus,  each Fund  also may  invest  in other  securities,  use other strategies  and engage in other  investment  practices  that are not part of its
principal   investment  strategy.   These  non-principal   investments  and  the
strategies,  as well as those  described in this  Prospectus,  are  described in detail in the Funds' Statement of Additional Information (for information on how to obtain the Funds' Statement of Additional Information,  see the back cover of this Prospectus).

Portfolio  Turnover.  The  Core  Equity  Fund is  generally  expected  to have a portfolio turnover below 100%. The Select Opportunities Fund is expected to have a portfolio  turnover rate in excess of 100%. A high rate of portfolio  turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

Disclosure  of  Portfolio  Holdings  Information.  A  description  of the Funds'
policies  and  procedures  with  respect to the  disclosure  of their  portfolio holdings is available in the Funds' Statement of Additional Information ("SAI").

                             MANAGEMENT OF THE FUNDS

Under the supervision of the Trust's Board of Trustees, Academy Asset Management
LLC, Mellon Bank Center, 1735 Market Street, Suite 3930, Philadelphia, PA 19103,
makes  investment  decisions for the Funds.  For its services to the Funds,  the
Adviser is entitled to receive an annual fee of 0.85% of the Core Equity  Fund's average daily net assets, and 1.00% of the Select  Opportunities  Fund's average daily net assets.  The Adviser has  contracted,  through  December 31, 2008,  to waive its fees and/or pay Fund expenses so that each Fund's annual net operating expenses  (excluding any taxes,  interest,  brokerage  fees,  and  extraordinary expenses) do not exceed 2.00%.

A  discussion  regarding  the basis for the Board of  Trustees'  approval of the investment advisory agreement will be available in the Funds' semi-annual report to shareholders for the period ended June 30, 2008.

Portfolio Managers

David  Jacovini  is the  lead  Portfolio  Manager  for the  Funds.  When  making investment  decisions for the Funds, Mr. Jacovini  regularly consults with Roger
A. Reynolds, Jr. and Michael D. Gries.

David Jacovini is the Chief  Executive  Officer of Academy Asset  Management LLC
and has been with the company  since its  formation in 2007.  From 2006 to 2007,
Mr.  Jacovini  was  President  of VLI Capital  Management  LLC ("VLI")  where he managed portfolios for individual,  high net-worth, and institutional investors.
Before founding VLI, Mr.  Jacovini worked as a derivatives  marketer at Deutsche
Bank AG in New York following his 2002  graduation  from the MIT Sloan School of
Management where he earned an MBA with a concentration in Financial Engineering.
Prior to earning his MBA, Mr.  Jacovini was employed in the  Municipal  Strategy
Group at Prudential Securities Incorporated in New York.

Roger A. Reynolds,  Jr. is the President of Academy Asset Management LLC and has
been with the company  since its formation in 2007.  He is  responsible  for all aspects of the  marketing  and sales  functions of the  organization.  From 2004 through 2007, Mr. Reynolds was the founding  partner of the Catullus  Management
Corporation,  an investment  adviser to wealthy families and  individuals.  From
2002 through 2004, Mr.  Reynolds was employed with the investment  advisory firm
Strategic  Capital  Advisors  ("SCA"),  in West  Conshohocken,  PA, where he was responsible for  institutional  and private client  development.  Before joining
SCA, he was a Vice  President with the Pitcairn Trust Company from 2000 to 2002.
Mr. Reynolds has 19 years of experience in the investment industry,  having held
executive  positions  with  brokerage  firms,   institutional  money  management
organizations and trust companies, all headquartered in the Philadelphia region.

Michael  D.  Gries is an  Equity  Analyst  for  Academy  Asset  Management  LLC.
Additionally,  he serves as the Operations  Manager for Academy Asset Management
LLC and has been with the  company  since  October  2007.  Prior to his  current position,  Mr. Gries worked from June 2007 to September  2007 in the  Admissions
Department of the MIT Sloan School of Management as an Assistant Director of MBA
Admissions.  Prior to joining MIT Sloan,  Mr.  Gries was an Equity  Analyst from
August 2005 to May 2007 for  theStreet.com  Ratings  (formerly  Weiss  Ratings).
Additionally,  Mr.  Gries has  experience  working  as a Web  Editor at  Lawyers
Weekly, Inc. He was with Lawyers Weekly, Inc. from January 2003 to August 2005.

The  SAI  provides   additional   information  about  the  portfolio   managers'
compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of Fund shares.

                             SHAREHOLDER INFORMATION

Pricing of Fund Shares

The price of each  Fund's  shares is based on its net asset value  ("NAV").  The
Fund's NAV per share equals the total value of its assets, less its liabilities, divided by the  number of its  outstanding  shares.  Shares are priced as of the close of regular  trading on the New York Stock Exchange (the "NYSE"),  which is usually 4:00 p.m.,  Eastern Time, on each day that the NYSE is open (a "Business
Day"). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and on Good Friday.

How to Buy Shares

Account Minimums.  The minimum initial  investment for each Fund is $2,000.  The minimum  for  subsequent  investments  in a Fund is $1,000  (except  there is no minimum for  retirement  accounts).  For purposes of satisfying  the  investment minimum, a Fund will aggregate all of the Fund accounts held by a shareholder or household.  The Trust's officers may, in their  discretion,  also waive or lower the  account  minimums:  (i)  for  customers  of  a  financial  intermediary  or investment  adviser if the aggregate  investments of the  investment  adviser or financial  intermediary  meet the account minimum or are believed likely to meet the account minimum in the future, or (ii) in such other  circumstances that are consistent with the best interests of existing shareholders.

Each Fund may, in its discretion,  redeem your Fund shares if, in the aggregate, the value of your Fund accounts falls below $500. The Funds will not redeem your shares  on this  basis if the value of your  account  falls  below  the  minimum account balance solely as a result of market conditions. Each Fund will give you
60 days prior  written  notice to allow you to  purchase  sufficient  additional shares of the Fund in order to avoid such redemption.

Methods of Buying  Shares.  You may purchase  shares  directly from the Funds by following one of the steps below:

By Mail

     o Complete and sign the account  application or an IRA application.  If you do not  complete  the  application  properly,  your  purchase  may be delayed or rejected.

     o Make your check payable to the "Academy  Funds Trust." All checks must be in U.S.  Dollars drawn on a domestic  bank. The Funds will not accept payment in cash or money orders.  The Funds also do not accept  cashier's checks in amounts of less than $10,000,  nor will the Funds accept post dated  checks,  post dated on-line bill pay checks, or any conditional  order or payment.  To prevent check fraud,  the Funds will not accept third party checks,  Treasury  checks,  credit card checks, traveler's checks or starter checks for the purchase of shares.

     The  Transfer  Agent  will  charge a $25.00  fee  against  a  shareholder's account, in addition to any loss sustained by the Funds, for any payment that is returned. It is the policy of the Funds not to accept applications under certain circumstances or in amounts  considered  disadvantageous  to  shareholders.  The
Funds reserves the right to reject any application.

          o    For  IRA  accounts,   please  specify  the  year  for  which  the
               contribution is made.

          o    Mail your application and check to:

               Academy Funds Trust
               c/o U.S. Bancorp Fund Services, LLC
               P.O. Box 701
               Milwaukee, WI  53201-0701

          o    By overnight courier, send to:

               Academy Funds Trust
               c/o U.S. Bancorp Fund Services, LLC
               615 East Michigan Street, 3rd Floor
               Milwaukee, WI  53202

     The Trust does not consider the U.S.  Postal  Service or other  independent delivery services to be its agents. Therefore,  deposit in the mail or with such services,  or receipt at U.S.  Bancorp  Fund  Services,  LLC post office box, of purchase  applications or redemption requests does not constitute receipt by the transfer agent of the Funds.

By Telephone

     You may not make your initial purchase by telephone.

By Wire

     To open an account by wire,  a completed  account  application  is required before your wire can be accepted. You may mail or overnight deliver your account application to the transfer agent.  Upon receipt of your completed  application, an account will be  established  for you. The account  number  assigned  will be required as part of the instruction that should be provided to your bank to send the wire.  Your bank must include the name of the Fund you are  purchasing,  the account number, and your name so that monies can be correctly applied. Your bank should transmit funds by wire to:

        Wire to:          U.S. Bank, N.A
        ABA Number:       075000022
        Credit:           U.S. Bancorp Fund Services, LLC
        Account:          112-952-137
        Further Credit:   Academy Funds Trust
                          (Shareholder Name/Account Registration)
                          (Shareholder Account Number)

Wired funds must be received  prior to 4:00pm  Eastern  time to be eligible  for same day pricing.  The Funds and U.S.  Bank,  N.A. are not  responsible  for the consequences  of delays  resulting  from the  banking  or Federal  Reserve  wire system, or from incomplete wiring instructions.

To Add to an  Account:  To add to an  account,  you  may  follow  any one of the following steps:

By Mail

     o    Complete  the  investment  slip  that  is  included  in  your  account statement and write your account number on your check.

     o    If you no longer have your  investment  slip,  please  reference  your name, account number and address on your check, and the Fund's name.

     o    Make your check payable to the "Academy Funds Trust."

     o    Mail your application and check to:

          Academy Funds Trust
          c/o U.S. Bancorp Fund Services, LLC
          P.O. Box 701
          Milwaukee, WI  53201-0701

     o    By overnight courier, send to:

          Academy Funds Trust
          c/o U.S. Bancorp Fund Services, LLC
          615 East Michigan Street, 3rd Floor
          Milwaukee, WI  53202

By Telephone

     o    If you  submitted a voided  check with your account  application,  you will automatically have the privilege to purchase additional shares by telephone  unless  you have  declined  this  service  on your  account application.  You may call  1-877-FUND890  (877-386-3890)  to purchase shares in an existing account.

     o    Investments made by electronic funds transfer must be in amounts of at least $1,000.

By Wire

          Wire to:         U.S. Bank, N.A
          ABA Number:      075000022
          Credit:          U.S. Bancorp Fund Services, LLC
          Account:         112-952-137
          Further Credit:  Academy Funds Trust
                           (Shareholder Name/Account Registration)
                           (Shareholder Account Number)

Timing of Request to Buy Shares.  You may purchase  each Fund's  shares at their offering price,  which is the NAV next determined after your purchase request is received in good order.  All  requests  received in good order before 4:00 p.m.,
Eastern  Time,  on a Business  Day will be executed  on that same day.  Requests received after 4:00 p.m.,  Eastern Time, on a Business Day will be processed the next Business Day at the next Business Day's NAV. A purchase request is in Ogood
orderO if it includes a completed  account  application and the dollar amount of shares to be purchased.  If you are paying with federal funds (wire), your order will be  considered  received  when the Fund or its agent  receives  the federal funds.

Each Fund,  its Adviser  and its  Distributor  reserves  the right to reject any purchase  request for any reason.  Each Fund may accept  orders to purchase Fund shares  in-kind  with  securities,  rather  than  with  cash,  when the  offered securities are consistent  with the Fund's  investment  objectives and policies.
Acceptance of such  purchases will be at the Adviser's  discretion,  and will be valued in the same manner that each Fund uses to calculate its NAV.

Payments to Financial Advisers and Their Firms. As permitted,  the Adviser,  the
Fund,  or any of  their  agents  may  enter  into  arrangements  with  financial
intermediaries   that  market  and  sell  shares  of  the  Fund,  through  which arrangements  investors  may  purchase or redeem Fund  shares.  These  financial intermediaries  receive  compensation  for  selling  shares  of the Fund and for providing  shareholder  record keeping,  communication  and/or other shareholder services.  This  compensation is paid from various sources,  including any 12b-1 fees that the Fund may pay. In  addition,  the  Adviser or other Fund agent,  as applicable,  may, at its own expense,  compensate  financial  intermediaries  in connection  with  the  sale or  expected  sale of Fund  shares.  In the  case of payments received by financial  intermediaries  that employ a financial advisor, the individual  financial advisor may receive some or all of the amounts paid to the  financial  intermediary  that  employs him or her.  Payments  to  financial intermediaries  may  create  an  incentive  for  the  financial  institution  to recommend that you purchase Fund shares.

What is a  Financial  Intermediary?  A  financial  intermediary  is a firm  that receives  compensation for selling shares of the Fund offered in this prospectus and/or provides services to the Fund's  shareholders.  Financial  intermediaries may include,  among  others,  your broker,  your  financial  planner or advisor,
banks,   pension   plan   consultants   and   insurance   companies.   Financial
intermediaries  employ financial  advisors who deal with you and other investors on an individual basis. In addition to financial  intermediaries that market and sell Fund  shares,  certain  brokerage  firms and other  companies  that provide services of the type described above may receive fees from the Fund, the Adviser or the  Distributor  in respect of such  services.  These  companies also may be appointed  as agents  for or  authorized  by the Fund to accept on their  behalf purchase and  redemption  requests  that are received in good order.  Subject to
Fund approval, certain of these companies may be authorized to designate other entities to accept  purchase and redemption  orders on behalf of the Fund.
Although  the Fund may use  brokers  and  dealers who sell shares of the Fund to effect  portfolio  transactions,  the Fund  does not  consider  the sale of Fund shares as a factor  when  selecting  brokers  or  dealers  to  effect  portfolio transactions.

Automatic Investment Plan (AIP). To make regular investing more convenient,  you can open an AIP with an initial  investment  of $2,000 and a minimum of $100 per transaction  after you start your  plan.  You tell us how much to invest for you every  month or  quarter.  On the day you  select,  the amount is  automatically transferred  from your bank account.  There is no fee for this  service,  but if there is not enough money in your bank account to cover the  withdrawal you will be charged $25 and you will be responsible for any resulting losses to the Fund.
Your AIP will be terminated if two successive transactions are rejected. If this occurs, you must call or write to reinstate your AIP. You can terminate your AIP at any time by calling  the Funds at least five  business  days before your next scheduled  withdrawal  date.  To  implement  this  plan,  please  fill  out  the appropriate area of your application,  or call 1-877-FUND890  (877-386-3890) for assistance.

How to Sell Shares

When you purchase shares directly from the Funds, you may sell the shares by any one of the methods  described below.  You may elect to have redemption  proceeds sent to you by check (via regular mail or overnight courier), wire or electronic funds  transfer.  If you elect to have your  redemption  check sent by overnight courier to the  address of record for your  account,  a $15 fee will be deducted from your redemption  proceeds.  If you elect to have your  redemption  proceeds sent by wire to a previously designated bank account, a $15 fee will be deducted from your redemption proceeds. There is no charge to have proceeds sent directly to your bank account via electronic funds transfers. Credit is usually available within 2-3 days.

Each Fund normally pays  redemption  proceeds within two Business Days, but will be paid no more than seven days after a redemption  request is received.  If you are selling  shares you recently  paid for by check,  the Fund will pay you when your check has  cleared,  which may take up to 15 days.  Although  each Fund may delay payment on your  redeemed  shares under such  circumstances,  they will be redeemed at the NAV next determined  after your redemption  request is received.
If the Federal  Reserve Bank is closed on a day that  redemption  proceeds would ordinarily  be  wired,  wiring  the  redemption  proceeds  may  be  delayed  one additional Business Day.

By Mail

     o    Send a letter of instruction  that includes your account  number,  the
          Fund name,  the  dollar  value or number of shares you want to redeem, and how and where to send the proceeds.

     o    Sign the  request  exactly as the shares are  registered.  All account owners must sign.

     o    Include a signature guarantee, if necessary (see below).

     o    Send your request to:

          Regular Mail
          Academy Funds Trust
          c/o U.S. Bancorp Fund Services, LLC
          P.O. Box 701
          Milwaukee, WI  53201-0701

          Overnight Courier
          Academy Funds Trust
          c/o U.S. Bancorp Fund Services, LLC
          615 East Michigan Street, 3rd Floor
          Milwaukee, WI  53202

By Telephone

     o    You  automatically  have the  privilege to redeem  shares by telephone unless you have declined this option on your account application.  See
          "Telephone   Transactions"   below  for  information   about  possible
          limitations on telephone redemptions.

     o    Call  1-877-FUND890  (877-386-3890),  between  8:00 a.m. and 7:00 p.m.
          (Central Time).

Timing of Request to Sell Shares.  Redemption  requests received in "good order"
before the close of the NYSE  (usually  4:00 p.m.  Eastern Time) on any Business
Day will be processed at that day's NAV.  "Good order" means that all shares are paid for, and that you have included all required  documentation  along with any required signature guarantees.

                                       10

Please note that each Fund may require  additional  documents for redemptions by
corporations,   executors,   administrators,   trustees,   guardians   or  other
fiduciaries.  If you  have any  questions  about  how to  redeem  shares,  or to determine if a signature  guarantee or other  documentation is required,  please call 1-877-FUND890 (877-386-3890).

Redemptions in Kind. The Funds generally pay sale (redemption) proceeds in cash.
However,  under unusual  conditions that make the payment of cash unwise and for the protection of the Funds' remaining shareholders,  the Funds might pay all or part of your redemption  proceeds in liquid securities with a market value equal to the redemption price  (redemption  in-kind).  It is unlikely that your shares would  ever  be  redeemed  in-kind,  but if they  were,  you  would  have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any  redemption.  In addition,  you will continue  to be subject to the risks of any market  fluctuation  in the value of the securities you receive in-kind until you sell them.

Redemption Fee. Shares of the Core Equity Fund sold or exchanged  within 60 days of purchase  will be  assessed a  redemption  fee of 1.0%.  Shares of the Select
Opportunities Fund sold or exchanged within 90 days of purchase will be assessed a  redemption  fee of 2.0%.  These  redemption  fees are  imposed to  discourage short-term trading and are paid to each Fund to help offset any costs associated with  fluctuations  in Fund  asset  levels  and cash flow  caused by  short-term shareholder  trading.  The  redemption  fee will not  apply to  shares  acquired through the reinvestment of dividends or distributions.  The redemption fee will also not apply to  employer-sponsored  retirement plans such as 401(k) plans, or to  other  accounts  to  which  the  application  of the  redemption  fee is not technologically  feasible,  such as certain  omnibus  accounts  maintained  by a financial  intermediary;  it will,  however,  apply to  custody,  trust or other fiduciary  accounts held directly by the Funds through their Transfer Agent. The redemption  fee is  deducted  from the  proceeds of the  redemption  and is paid directly to the applicable  Fund. If you bought shares in the Funds on different days,  the shares  held the  longest  will be  redeemed  first for  purposes  of determining whether the redemption fee applies (i.e., "first-in, first-out").

The Trust  reserves the right to modify or eliminate the  redemption  fee at any time and will give prior written notice of any material  changes to such policy, unless  otherwise  provided by law. The redemption fee policy may be modified or amended in the future to reflect, among other factors,  regulatory  requirements mandated by the U.S. Securities and Exchange Commission.

Systematic  Withdrawal Plan (SWP).  You can have shares  automatically  redeemed from your account on a regular  basis by using our SWP. You may take  systematic withdrawals on a monthly or quarterly  basis,  subject to a minimum  transaction amount  of  $100.  The  proceeds  of a  withdrawal  can be sent by check to your address of record,  or sent by electronic  transfer to your bank. If you want to implement this plan, please fill out the appropriate area of your application or call 1-877-FUND890 (877-386-3890) for assistance.

Telephone Transactions.  In times of drastic economic or market conditions,  you may have difficulty redeeming shares by telephone.  Each Fund reserves the right to  temporarily  discontinue  or limit  the  telephone  purchase  or  redemption privileges  at any time during such  periods.  Each Fund  reserves  the right to refuse a telephone  redemption  request if it believes it is advisable to do so.
Each  Fund  uses  procedures  reasonably  designed  to  confirm  that  telephone redemption  instructions  are  genuine.  These may include  recording  telephone transactions,  testing  the  identity  of  the  caller  by  asking  for  account information  and sending prompt written  confirmations.  The Funds may implement other procedures from time to time. If these procedures are followed,  the Funds and  their  service  providers  will  not  be  liable  for  any  losses  due  to unauthorized or fraudulent  instructions.  Once a telephone transaction has been placed, it cannot be canceled or modified.

Signature  Guarantees.  Each Fund will require the  signature  guarantee of each account owner in the situations  below.  Signature  guarantees will generally be
accepted  from  domestic  banks,  brokers,   dealers,  credit  unions,  national
securities exchanges, registered securities associations,  clearing agencies and savings  associations,  as well  as from  participants  in the  New  York  Stock
Exchange  Medallion   Signature  Program  and  the  Securities  Transfer  Agents
Medallion  Program  ("STAMP").  A notary public is not an  acceptable  signature guarantor.

A signature guarantee is required:

     o    If ownership is changed on your account;

     o    When  redemption  proceeds  are sent to any  person,  address  or bank account not on record;

     o    Written  requests  to wire  redemption  proceeds  (if  not  previously authorized on the account);

     o    When establishing or modifying certain services on an account;

     o    If a change of address was received by the  Transfer  Agent within the last 15 days;

                                       11

     o    For all redemptions in excess of $50,000 from any shareholder account.

In addition to the situations  described  above,  the Funds and /or the Transfer
Agent  reserve the right to require a  signature  guarantee  in other  instances based on the circumstances relative to the particular situation.

How to Exchange Shares

You can always sell shares of one Fund and use the  proceeds to purchase  shares of another  Academy Fund. In addition,  shareholders of a Fund may exchange into
Class A Shares of the First American Prime  Obligations  Fund (the "Money Market
Fund").  Because an exchange  involves the sale of Fund  shares,  an exchange is subject to a redemption fee if shares are sold in an exchange  within the period that a redemption  fee applies.  This exchange  privilege does not constitute an offering  or  recommendation  on the  part of the  Trust  or the  Adviser  of an investment  in the Money Market Fund and may be changed or canceled by the Trust at any time upon a sixty (60) day notice.  An  affiliate  of U.S.  Bancorp  Fund
Services,  LLC  and  the  Funds'  distributor,  Quasar  Distributors,  LLC  (the
"Distributor"),  advises the Money Market Fund. In addition,  the Distributor is entitled to receive a fee from the Money Market Fund for  distribution  services at an annual rate of 0.25% of the average daily net asset value of the shares in connection with these exchanges.

You must exchange $1,000 or more to establish an identically  registered account in the Money Market Fund. There is no charge for written exchange requests. U.S.
Bancorp Fund Services,  LLC will, however,  charge a $5.00 fee for each exchange transaction  that is requested by telephone.  When exchanging from a Fund to the
Money Market Fund, you will begin accruing income from the Money Market Fund the day following the exchange.  When  exchanging  less than all of the balance from the Money Market Fund,  your exchange  proceeds will exclude  accrued and unpaid income  from the  Money  Market  Fund  through  the date of the  exchange.  When exchanging  your entire balance from the Money Market Fund,  accrued income will automatically  be exchanged  into a Fund when the income is  collected  and paid from the Money Market Fund at the end of the month.

Valuation of Portfolio Securities and Use of Fair Value Pricing

The net  asset  value  (NAV)  for one Fund  share is the  value of that  share's portion  of all of the net  assets  of a Fund.  In  calculating  NAV,  each Fund generally values its investment  portfolio at market price. If market prices are not readily  available or a Fund  reasonably  believes that they are unreliable, such as in the case of a security  value that has been  materially  affected  by events occurring after the relevant market closes, the Fund is required to price those  securities  at fair  value as  determined  in good  faith  using  methods approved by the Funds' Board of Trustees.  These methods are implemented through the Funds' Fair Value Pricing  Committee,  members of which are appointed by the
Board of Trustees.  The Funds'  determination  of a security's  fair value price often  involves the  consideration  of a number of  subjective  factors,  and is therefore  subject to the unavoidable risk that the value that a Fund assigns to a  security  may be  higher or lower  than the  security's  value  would be if a reliable market quotation for the security was readily available.

Although the Funds invest  primarily  in the stocks of U.S.  companies  that are traded on U.S.  exchanges,  there may be limited  circumstances  in which a Fund would price  securities at fair value - for example,  if the exchange on which a portfolio  security  is  principally  traded  closed  early or if  trading  in a particular  security  was halted  during the day and did not resume prior to the time the Fund calculated its NAV.

With  respect  to any  non-U.S.  securities  held by a Fund,  the  Fund may take
factors   influencing   specific  markets  or  issuers  into   consideration  in
determining  the fair value of a  non-U.S.  security.  International  securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any  international  securities  owned by the Fund may be  significantly affected on days when investors cannot buy or sell shares.  In addition,  due to the difference in times between the close of the  international  markets and the time the Fund  prices  its  shares,  the value the Fund  assigns  to  securities generally  will not be the  same as the  quoted  or  published  prices  of those securities on their  primary  markets or exchanges.  In  determining  fair value prices,  the Fund may consider the  performance  of  securities on their primary
exchanges,   foreign  currency   appreciation/depreciation,   securities  market
movements  in  the  U.S.,  or  other  relevant  information  as  related  to the securities.

Other Policies

Market  Timing  Policies and  Procedures.  The Funds are intended for  long-term investment  purposes only and discourage  shareholders  from engaging in "market timing" or other types of excessive  short-term  trading.  This frequent trading
into  and  out  of  the  Funds  may  present  risks  to  the  Funds'   long-term
shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient  implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to

                                       12

maintain  higher cash balances to meet  redemption  requests,  and  experiencing increased transaction costs.

                                       13

Because the Academy Select  Opportunities  Fund may invest in foreign securities that trade primarily on markets that close prior to the time the Fund determines its NAV,  the risks posed by frequent  trading may have a greater  potential  to dilute the value of the Fund shares held by long-term  shareholders  than a fund investing solely in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by the Fund takes place after the close of the primary foreign market, but before the time that the Fund determines  its NAV,  certain  investors may seek to take  advantage of the fact that there will be a delay in the  adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes  referred to as
"price"  or "time  zone"  arbitrage).  Shareholders  who  attempt  this  type of arbitrage  may  dilute  the value of the  Fund's  shares by virtue of their Fund share transaction,  if those prices do not reflect the fair value of the foreign securities.  Although the Fund has  procedures  designed to  determine  the fair value of foreign  securities  for purposes of  calculating  its NAV when such an event has occurred, fair value pricing,  because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage. For more  information  on how the Fund uses fair value  pricing,  see  "Valuation of
Portfolio Securities and Use of Fair Value Pricing."

In addition,  because the Academy Select Opportunities Fund invests in small/mid cap  securities  that  often may trade in lower  volumes,  changes to the Fund's holdings in response to frequent trading by certain  shareholders may impact the market prices of such relatively thinly traded securities held by the Fund.

The Funds' service  providers will take steps reasonably  designed to detect and deter  frequent  trading by  shareholders  pursuant to the Funds'  policies  and procedures  described  in this  Prospectus  and  approved by the Funds' Board of
Trustees.  For purposes of applying these policies, the Funds' service providers will consider the trading history of accounts known to be under common ownership or control to the extent  they  believe an  investor  or group of  investors  is attempting to evade  detection  under the Funds'  policies and procedures by the use of multiple accounts. The Funds' policies and procedures include:

     o    The  imposition  of a redemption  fee for all shares sold or exchanged within 60 days of purchase  with  respect to the  Academy  Core Equity
          Fund  and 90 days of  purchase  with  respect  to the  Academy  Select
          Opportunities Fund.

     o    Any  shareholder  that  is  confirmed  to  have  initiated  4 or  more exchanges  or  liquidating  redemptions,  all equal to or greater than
          $10,000 in value  within a 90-day  period will  receive a warning.  If subsequent activity of 4 or more exchanges or liquidating  redemptions occurs  within  90 days,  the  shareholder  will not be  permitted  to purchase additional shares of the Fund.

The Funds and/or their  service  providers  seek to apply these  policies to the best of their  abilities  uniformly  and in a manner they believe is  consistent with the  interests  of the Funds'  long-term  shareholders.  The Funds will not knowingly  accommodate  frequent  purchases and redemptions by Fund shareholders except  for  purchases  and  redemptions  made  through  the  Funds'  Systematic
Investment/Withdrawal Plans, as described in this Prospectus.

Although these policies are designed to deter  frequent  trading,  none of these measures alone nor all of them taken  together  eliminate the  possibility  that frequent  trading in the Funds will occur,  particularly  with respect to trades placed  by  shareholders  that  invest  in the Funds  through  omnibus  accounts
maintained   by  brokers,   retirement   plan   accounts  and  other   financial
intermediaries.  The Funds' and their service  providers'  access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited.  As a result,  the Funds cannot assure that their  policies  will be  enforced  with  regard to those Fund  shares held through  such  omnibus  arrangements  (which may  represent  a majority  of Fund shares), and as a result,  frequent trading could adversely affect the Funds and their long-term  shareholders as discussed  above. In addition,  if you own your
Fund shares through an omnibus account  maintained by a broker,  retirement plan
or  other   financial   intermediary,   it  is  possible  that  your   financial
intermediary's  policies regarding frequent trading may differ from those of the
Funds. Please contact your financial intermediary for more information.

Customer  Identification  and  Verification.  To help the  government  fight the funding of terrorism and money laundering  activities,  federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account,  the Funds will ask your name, address,  date of birth,  and  other  information  that will  allow the Funds to identify you. This information is subject to verification to ensure the identity of all persons  opening a mutual fund account.  The Funds are required by law to reject your new account application if the required  identifying  information is not provided. In certain instances,  the Funds are required to collect documents to fulfill their legal  obligation.  Documents  provided in connection with your application  will be used solely to establish and verify a customer's  identity.
Attempts to collect the missing information  required on the application will be performed by either contacting you

                                       14

or, if  applicable,  your broker.  If this  information is unable to be obtained within a reasonable  timeframe  established in the sole discretion of the Funds, your application will be rejected.

Upon  receipt  of your  application  in  proper  form  (or upon  receipt  of all identifying  information  required on the application),  your investment will be accepted and your order will be processed at a Fund's next determined NAV.

However,  the Funds reserve the right to close or liquidate  your account at the then-current  day's price and remit proceeds to you via check if they are unable to verify your  identity.  Attempts to verify your  identity  will be  performed within a reasonable  timeframe  established in the sole  discretion of the Funds
(generally,  5 business days). Further, the Funds reserve the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance,  you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Shares of the Funds  have not been  registered  for sale  outside  of the United
States.  The Academy  Funds  generally do not sell shares to investors  residing outside the United  States,  even if they are United  States  citizens or lawful permanent residents,  except to investors with United States military APO or FPO addresses.

Anti-Money Laundering Program.  Customer identification and verification is part of the Funds' overall  obligation to deter money  laundering  under federal law.
The Funds have adopted an anti-money  laundering  compliance program designed to prevent  the Funds from  being used for money  laundering  or the  financing  of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii)  involuntarily  close your account in cases of threatening conduct or suspected  fraudulent or illegal activity.  These actions will be taken when, in the sole discretion of Fund  management,  they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by  governmental  or law  enforcement  authority.  If your account is closed at the request of governmental  or law enforcement  authority, you may not receive  proceeds  of the  redemption  if the Funds are  required to withhold such proceeds.

Householding.  In order to reduce  expenses,  the Funds  deliver  one copy of an annual/semi-annual report, prospectus and/or proxy statement on behalf of two or more  shareholders  at a shared  address  (householding).  If you do not wish to participate in householding, please indicate this preference on your new account
application   (if  you  are  opening  a  new  account)  or  call   1-877-FUND890
(877-386-3890)  to change the status of your  existing  account.  You may change your status at any time.

Distributions and Taxes

Distributions.  Each  Fund  intends  to  qualify  and elect to be  treated  as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated  investment company,  each Fund generally pays no federal income tax on the income and gains it distributes to you.  Dividends and capital gains,  if any, are paid semi-annually. The amount of any distribution will vary, and there is no  guarantee  a Fund will pay either an income  dividend  or a capital  gain distribution.  We  automatically  reinvest all  dividends  and any capital gains unless you  indicate  otherwise.  If you elect to receive  distributions  and/or capital  gains paid in cash,  and the U.S.  Postal  Service  cannot  deliver the check, or if a check remains  outstanding for six months,  the Fund reserves the right to reinvest the distribution check in your account,  at the Fund's current net asset value, and to reinvest all subsequent distributions.

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of  distributions  you received in the previous  year.  Distributions declared  in  December  but paid in January  are taxable as if they were paid in
December.  Mutual funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement,  each Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders.  However,  when necessary,  the Funds will send you a corrected
Form 1099-DIV to reflect reclassified information.

Avoid  "Buying A Dividend."  If you are a taxable  investor and invest in a Fund shortly before the record date of a taxable distribution,  the distribution will lower the value of the Fund's shares by the amount of the  distribution  and, in effect,  you will receive some of your  investment back in the form of a taxable distribution.

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares.  A portion of income  dividends  designated  by a Fund may be qualified  dividend income  eligible for taxation by individual  shareholders at long-term  capital gain rates provided  certain holding period  requirements are met.

                                       15

A sale or  redemption  of Fund  shares is a taxable  event and,  accordingly,  a capital gain or loss may be recognized.

By law, if you do not provide the Funds with your proper taxpayer identification number  and  certain  required  certifications,  you may be  subject  to  backup withholding on any distributions of income,  capital gains, or proceeds from the sale of your shares.  The Funds also must withhold if the IRS instructs it to do
so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund  distributions  and gains  from the sale or  exchange  of your Fund  shares generally  are subject to state and local  taxes.  If a Fund  qualifies  to pass through to you the tax benefits from foreign  taxes it pays on its  investments, and elects to do so, then any foreign taxes it pays on these  investments may be passed through to you as a foreign tax credit. Non-U.S. investors may be subject to U.S.  withholding  and  estate  tax,  and are  subject to  special  U.S.  tax certification requirements.

This  discussion of  "Distributions  and Taxes" is not intended or written to be used as tax advice.  Because  everyone's  tax  situation  is unique,  you should consult  your tax  professional  about  federal,  state,  local or  foreign  tax consequences before making an investment in a Fund.

                              FINANCIAL HIGHLIGHTS

No  financial  information  is  presented  for the  Funds  because  they had not commenced operations prior to the date of this Prospectus.

                                       16

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                               INVESTMENT ADVISOR
                          Academy Asset Management LLC
                         1735 Market Street, Suite 3930
                             Philadelphia, PA 19103

                 ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT
                         U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202

                                   DISTRIBUTOR
                            Quasar Distributors, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202

                                    CUSTODIAN
                                 U.S. Bank, N.A.
                     1555 North RiverCenter Drive, Suite 302
                               Milwaukee, WI 53212

                                  LEGAL COUNSEL
                       Stradley Ronon Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                            Tait, Weller & Baker LLP
                         1818 Market Street, Suite 2400
                             Philadelphia, PA 19103

                             ADDITIONAL INFORMATION

If you want more  information  about the  Funds,  the  following  documents  are available free, upon request:

SHAREHOLDER REPORTS

Additional  information  about each Fund's  investments will be available in the
Funds' annual and semi-annual  reports to  shareholders.  As of the date of this
Prospectus,  annual and  semi-annual  reports are not yet available  because the
Funds have not completed a full period of operations. When available, the Funds'
annual report to shareholders will include a discussion of the market conditions and investment  strategies that  significantly  affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION ("SAI")

The SAI provides  more  information  about the Funds and is legally part of this
Prospectus (i.e., it is incorporated by reference).

HOW TO OBTAIN DOCUMENTS

You may obtain free copies of the Funds' annual and  semi-annual  reports,  when
available,    and   the   SAI    through    the    Fund's    Internet    website
(www.theacademyfunds.com) or by calling 1-877-FUND890 (877-386-3890).

You may also review and copy information about the Funds,  including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange
Commission (the "SEC") in Washington,  D.C. You may obtain information about the
operations  of  the  SEC's  Public   Reference   Room  by  calling  the  SEC  at
1-202-551-8090. You may obtain copies of reports and other information about the
Fund for a fee, by electronic  request at  publicinfo@sec.gov  or by writing the
SEC's Public Reference Section,  Washington,  D.C. 20549-0102;  or for free from the EDGAR Database on the SEC's website at www.sec.gov.

               FUND NAME                              CUSIP
               Academy Core Equity Fund               004006102
               Academy Select Opportunities Fund      004006201

Academy Funds Trust Investment Company Act File No. 811-22135.